Exhibit 99.1

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Collection Period	28-Feb-21	30/360 Days	30	Collection Period Start	1-Feb-21
Distribution Date	15-Mar-21	Actual/360 Days	27	Collection Period End	28-Feb-21
				Prior Month Settlement Date	16-Feb-21
				Current Month Settlement Date	15-Mar-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,364,914,302.27	775,612,347.76	746,495,397.95	0.573308
Yield Supplement Overcollaterization		62,830,425.78	27,160,001.76	25,642,127.53
Total Adjusted Pool Balance		1,302,083,876.49	748,452,346.00	720,853,270.42
Total Adjusted Securities		1,302,083,876.49	748,452,346.00	720,853,270.42	0.553615
Class A-1 Notes	1.95978%	275,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.97000%	371,250,000.00	131,384,595.49	107,625,391.30	0.289900
Class A-2b Notes	0.34738%	60,000,000.00	21,233,874.02	17,394,002.63	0.289900
Class A-3 Notes	1.93000%	431,250,000.00	431,250,000.00	431,250,000.00	1.000000
Class A-4 Notes	1.95000%	112,500,000.00	112,500,000.00	112,500,000.00	1.000000
Certificates	0.00000%	52,083,876.49	52,083,876.49	52,083,876.49	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	23,759,204.19	215,689.71	63.9978564	0.5809824
Class A-2b Notes	3,839,871.39	5,532.17	63.9978564	0.0922028
Class A-3 Notes	0.00	693,593.75	—	1.6083333
Class A-4 Notes	0.00	182,812.50	—	1.6250000
Certificates	0.00	0.00	—	—

Total Securities	27,599,075.58	1,097,628.13

I. COLLECTIONS

Interest:
Interest Collections				2,317,614.75
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,317,614.75
Principal:
Principal Collections				28,085,302.18
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				28,085,302.18
Recoveries of Defaulted Receivables				699,475.17

Total Collections				31,102,392.10

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			43,556	748,452,346.00
Total Principal Payment				27,599,075.58

			42,829	720,853,270.42

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	31,102,392.10
Reserve Account Draw	0.00
Total Available for Distribution	31,102,392.10
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	646,343.62
Servicing Fee Paid	646,343.62
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	215,689.71
Class A-2a Notes Monthly Interest Paid	215,689.71
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	5,532.17
Class A-2b Notes Monthly Interest Paid	5,532.17
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	693,593.75
Class A-3 Notes Monthly Interest Paid	693,593.75
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	182,812.50
Class A-4 Notes Monthly Interest Paid	182,812.50
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,097,628.13
Total Note Monthly Interest Paid		1,097,628.13
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		29,358,420.35
4. Total Monthly Principal Paid on the Notes		27,599,075.58
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		27,599,075.58
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,759,344.77
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,759,344.77

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,209.69
Required Reserve Account Amount		3,255,209.69
Beginning Reserve Account Balance		3,255,209.69
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,209.69
Required Reserve Account Amount for Next Period		3,255,209.69

VI. POOL STATISTICS

Weighted Average Coupon		3.85%
Weighted Average Remaining Maturity		42.66

	Amount	Number
Principal on Defaulted Receivables	1,031,647.63	47
Principal Recoveries of Defaulted Receivables	699,475.17

Monthly Net Losses	332,172.46
Pool Balance at Beginning of Collection Period	775,612,347.76
Net Loss Ratio for Third Preceding Collection Period	0.71%
Net Loss Ratio for Second Preceding Collection Period	0.51%
Net Loss Ratio for Preceding Collection Period	1.17%
Net Loss Ratio for Current Collection Period	0.51%
Four-Month Average Net Loss Ratio	0.73%
Cumulative Net Losses for all Periods	12,935,892.43

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	5,890,926.42	243	0.79%
61-90 Days Delinquent	1,441,759.39	73	0.19%
91-120 Days Delinquent	558,951.59	33	0.07%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	7,891,637.40	349	1.06%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.31%	0.27%
Delinquency Ratio for Second Preceding Collection Period	0.34%	0.28%
Delinquency Ratio for Preceding Collection Period	0.28%	0.26%
Delinquency Ratio for Current Collection Period	0.27%	0.25%
Four-Month Average Delinquency Ratio	0.30%	0.26%
60 Day Delinquent Receivables	2,000,710.98
Delinquency Percentage	0.27%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	7,767,903.50
Number of Extensions	302

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO